Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 161,155	$ 256,663	[1]
Short-term bank deposits	38,650	3,014	[1]
Marketable securities	5,265	2,238	[1]
Accounts receivable:
Trade	198,203	164,482	[1]
Other	31,546	29,836	[1]
Deferred income taxes	8,094	7,862	[1]
Inventories	93,938	93,854	[1]
Total current assets	536,851	557,949	[1]
INVESTMENTS AND OTHER NON-CURRENT ASSETS:
Marketable securities	13,106	12,788	[1]
Funds in respect of employee rights upon retirement	11,024	10,598	[1]
Deferred income taxes	15,130	13,634	[1]
Equity method investees and other receivables	9,911	7,592	[1]
Assets, Non-current, Total	49,171	44,612	[1]
PROPERTY, PLANT AND EQUIPMENT, net	27,715	24,559	[1]
GOODWILL	12,444	12,444	[1]
OTHER INTANGIBLE ASSETS, net	10,401	14,442	[1]
Total assets	636,582	654,006	[1]
CURRENT LIABILITIES:
Current maturities of long-term bank loan		64,000	[1]
Accounts payable and accruals:
Trade	43,663	32,286	[1]
Other	55,482	48,884	[1]
Deferred income	24,854	17,388	[1]
Total current liabilities	123,999	162,558	[1]
LONG-TERM LIABILITIES:
Liability for employee rights upon retirement	25,845	25,221	[1]
Deferred income taxes	2,406	2,236	[1]
Other tax liabilities	17,178	16,478	[1]
Total long-term liabilities	45,429	43,935	[1]
COMMITMENTS AND CONTINGENT LIABILITIES (see Note 8)			[1]
Total liabilities	169,428	206,493	[1]
EQUITY:
Ordinary shares of NIS 0.14 par value per share ("Ordinary Shares") Authorized at December 31, 2013 and 2012: 80,000,000 Ordinary Shares Issued at December 31, 2013 and 2012: 46,203,927 and 45,633,489 Ordinary Shares, respectively Outstanding at December 31, 2013 and 2012: 41,764,240 and 43,403,894 Ordinary Shares, respectively	2,124	2,102	[1]
Additional paid-in capital	281,159	274,856	[1]
Retained earnings	268,570	228,569	[1]
Accumulated other comprehensive income	409	628	[1]
Less - treasury shares, at cost (December 31, 2013 - 4,439,687 Ordinary Shares; December 31, 2012 - 2,229,595 Ordinary Shares)	(84,946)	(59,151)	[1]
Total Orbotech Ltd. shareholders' equity	467,316	447,004	[1]
Non-controlling interest	(162)	509	[1]
Total equity	467,154	447,513	[1]
Total liabilities and equity	$ 636,582	$ 654,006	[1]

[1]	See Note 1a(ii).